Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Aberdeen Street Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
02.28 Fidelity Four-in-One Index Fund PRO-02 | Fidelity® Four-in-One Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
02.28 Fidelity Four-in-One Index Fund PRO-02 | Fidelity® Four-in-One Index Fund | Fidelity Four-in-One Index Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.13%	[2]
Fee waiver and/ or expense reimbursment	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3]
Total annual operating expenses after fee waiver and/ or expense reimbursment	rr_NetExpensesOverAssets	0.11%	[2]
1 year	rr_ExpenseExampleYear01	$ 11
3 years	rr_ExpenseExampleYear03	40
5 years	rr_ExpenseExampleYear05	71
10 years	rr_ExpenseExampleYear10	$ 164

[1]	Adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through April 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.